UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number  811-21422

Ziegler Lotsoff Capital Management Investment Trust
(Exact name of registrant as specified in charter)

20 North Clark Street
Chicago, Illinois 60602
(Address of principal executive offices) (Zip code)

Joseph N. Pappo
Ziegler Lotsoff Capital Management
20 North Clark Street
Chicago, Illinois 60605
(Name and address of agents for service)

Registrant's telephone number, including area code: (312) 368-1442

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Item 1.  Schedule of Investments

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Number of Shares			Value
	COMMON STOCK	98.20%
	ADVERTISING	0.73%
13,800	APAC Customer Services, Inc. *		$73,554
2,500	Marchex, Inc.		22,200
			95,754
	AEROSPACE & DEFENSE	1.70%
2,500	Astronics Corp. *		77,000
1,000	CPI Aerostructures, Inc. *		13,630
1,600	Ducommun, Inc.		32,912
4,100	LMI Aerospace, Inc. *		100,163
			223,705
	AGRICULTURE	0.29%
12,000	Alliance One International, Inc. *		38,760

	APPAREL	1.14%
600	G-III Apparel Group Ltd. *		20,688
8,000	Joe's Jeans, Inc. *		6,800
1,550	Perry Ellis International, Inc. *		39,138
2,800	Rocky Brands, Inc. *		34,552
1,700	True Religion Apparel, Inc. *		49,436
			150,614
	AUTO PARTS & EQUIPMENT	1.95%
900	Dorman Products, Inc. *		35,622
1,372	Exide Technologies *		10,482
800	Fuel Systems Solutions, Inc. *		19,960
3,000	Miller Industries, Inc.		56,070
1,200	Motorcar Parts of America, Inc. *		18,012
8,600	SORL Auto Parts, Inc. *		38,700
6,575	Spartan Motors, Inc.		35,505
600	Strattec Security Corp.		12,588
900	Superior Industries International, Inc.		19,899
2,400	Wonder Auto Technology, Inc. * #		9,768
			256,606

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Number of Shares			Value
	BANKS	7.00%
4,000	American River Bankshares *		$24,360
8,200	Banco Latinoamericano de Comercio Exterior S.A. †		142,024
6,600	Bank of Commerce Holdings		27,720
1,600	Bank of Marin Bancorp		56,592
1,771	Banner Corp.		30,993
23,500	Citizens Republic Bancorp, Inc. *		16,217
5,100	Community Capital Corp. *		16,320
1,400	Eagle Bancorp, Inc. *		18,620
1,000	Enterprise Financial Services Corp.		13,530
2,200	First Bancorp		22,528
2,100	First Busey Corp.		11,109
9,500	First Merchants Corp.		84,930
1,750	First of Long Island Corp.		48,807
21,300	First Security Group, Inc. *		13,845
2,900	First South Bancorp, Inc.		12,383
4,900	Guaranty Federal Bancshares, Inc. *		26,264
2,800	Heritage Oaks Bancorp *		10,640
1,400	Horizon Bancorp		37,660
1,500	MidWestOne Financial Group, Inc.		21,675
7,100	New Century Bancorp, Inc. *		31,595
3,000	Oriental Financial Group, Inc. †		38,670
2,300	Pacific Continental Corp.		21,045
2,700	Peoples Financial Corp.		37,125
5,100	Savannah Bancorp, Inc. *		37,791
600	SCBT Financial Corp.		17,208
5,300	Southwest Bancorp, Inc. *		51,887
7,200	Tennessee Commerce Bancorp, Inc. *		18,648
5,372	Virginia Commerce Bancorp, Inc. *		31,749
			921,935
	BEVERAGES	0.22%
500	Peet's Coffee & Tea, Inc. *		28,850

	BIOTECHNOLOGY	5.97%
6,400	Ariad Pharmaceuticals, Inc. *		72,512
13,800	Arqule, Inc. *		86,250
6,400	Athersys, Inc. *		17,088
28,450	Celldex Therapeutics, Inc. *		100,998
4,400	Chelsea Therapeutics International Ltd. *		22,440

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Number of Shares			Value
	BIOTECHNOLOGY (continued)
5,700	Curis, Inc. *		$20,406
5,800	Cytokinetics, Inc. *		7,250
2,100	Emergent Biosolutions, Inc. *		47,355
4,400	Immunomedics, Inc. *		17,908
2,700	Medicines Co. *		44,577
16,800	Micromet, Inc. *		96,432
1,900	Momenta Pharmaceuticals, Inc. *		36,974
7,400	NPS Pharmaceuticals, Inc. *		69,930
800	NuPathe, Inc. *		5,864
30,400	SuperGen, Inc. *		90,592
11,900	Vical, Inc. *		49,028
			785,604
	BUILDING MATERIALS	0.20%
3,400	LSI Industries, Inc.		26,996

	CHEMICALS	1.92%
2,600	Aceto Corp.		17,446
1,600	Balchem Corp.		70,048
300	Hawkins, Inc.		10,866
1,300	Innophos Holdings, Inc.		63,440
600	Quaker Chemical Corp.		25,806
3,100	ShengdaTech, Inc. *		1,426
900	Stepan Co.		63,810
			252,842
	COMMERCIAL SERVICES	3.17%
1,300	Acacia Research - Acacia Technologies *		47,697
5,700	Advance America Cash Advance Centers, Inc.		39,273
1,900	Cardtronics, Inc. *		44,555
2,000	CPI Corp.		26,300
800	Dollar Financial Corp. *		17,320
2,600	Hackett Group, Inc. *		13,234
2,000	Kenexa Corp. *		47,960
2,900	Lincoln Educational Services Corp.		49,735
2,400	Medifast, Inc. *		56,952
1,200	Perceptron, Inc. *		7,632
1,600	Providence Service Corp. *		20,240
2,900	StarTek, Inc. *		10,005

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Number of Shares			Value
	COMMERCIAL SERVICES (continued)
800	Steiner Leisure Ltd. * †		$36,544
			417,447
	COMPUTERS	3.23%
7,200	Ciber, Inc. *		39,960
3,700	Cogo Group, Inc. *		19,758
2,300	Computer Task Group, Inc. *		30,291
2,900	Cray, Inc. *		18,560
1,800	Dynamics Research Corp. *		24,552
2,200	Hutchinson Technology, Inc. *		4,994
2,800	LivePerson, Inc. *		39,592
5,100	Magma Design Automation, Inc. *		40,749
900	NCI, Inc. - Class A *		20,448
1,100	Netscout Systems, Inc. *		22,979
2,100	Radiant Systems, Inc. *		43,890
1,600	Radisys Corp. *		11,664
1,000	Rimage Corp.		13,430
500	Stratasys, Inc. *		16,850
2,500	Super Micro Computer, Inc. *		40,225
2,000	Virtusa Corp. *		37,900
			425,842
	DISTRIBUTION/WHOLESALE	0.72%
2,200	Core-Mark Holding Co., Inc. *		78,540
8,000	Navarre Corp. *		15,760
			94,300
	DIVERSIFIED FINANCIAL SERVICES	2.51%
1,900	Asta Funding, Inc.		15,941
2,000	Calamos Asset Management, Inc. - Class A		29,040
4,400	Edelman Financial Group, Inc.		34,716
5,951	Imperial Holdings, Inc. *		60,462
11,200	JMP Group, Inc.		78,736
1,100	National Financial Partners Corp. *		12,694
1,500	World Acceptance Corp. *		98,355
			329,944

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Number of Shares			Value
	ELECTRICAL COMPONENTS & EQUIPMENT	1.05%
9,500	Advanced Battery Technologies, Inc. *		$9,405
3,700	Coleman Cable, Inc. *		54,353
9,600	Energy Conversion Devices, Inc. *		11,328
3,300	Insteel Industries, Inc.		41,382
600	Powell Industries, Inc. *		21,900
			138,368
	ELECTRONICS	4.62%
900	American Science & Engineering, Inc.		72,000
1,800	Analogic Corp.		94,662
3,700	Ballantyne Strong, Inc. *		17,353
1,800	Bel Fuse, Inc. - Class B		39,042
1,800	Electro Scientific Industries, Inc. *		34,740
1,100	FARO Technologies, Inc. *		48,180
1,900	LeCroy Corp. *		22,876
2,500	LoJack Corp. *		10,900
7,800	LRAD Corp. *		21,450
1,200	Measurement Specialties, Inc. *		42,840
2,300	Methode Electronics, Inc.		26,703
900	NAM TAI Electronics, Inc. †		4,968
2,400	Newport Corp. *		43,608
1,100	OSI Systems, Inc. *		47,300
1,900	SRS Labs, Inc. *		18,221
2,600	Sypris Solutions, Inc. *		10,712
6,000	X-Rite, Inc. *		29,820
1,700	Zygo Corp. *		22,474
			607,849
	ENERGY - ALTERNATE SOURCES	0.22%
2,200	Comverge, Inc. *		6,534
6,000	Headwaters, Inc. *		18,780
1,710	Plug Power, Inc. *		3,796
			29,110
	ENGINEERING & CONSTRUCTION	0.77%
1,300	Exponent, Inc. *		56,563
1,200	Mistras Group, Inc. *		19,440

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Number of Shares			Value
	ENGINEERING & CONSTRUCTION (continued)
1,000	VSE Corp.		$24,900
			100,903
	ENTERTAINMENT	0.76%
2,400	Carmike Cinemas, Inc. *		16,584
7,000	Multimedia Games Holding Co., Inc. *		31,850
1,000	Rick's Cabaret International, Inc. *		8,440
4,600	Shuffle Master, Inc. *		43,033
			99,907
	ENVIRONMENTAL CONTROL	0.36%
5,000	Ceco Environmental Corp. *		33,700
800	U.S. Ecology, Inc.		13,680
			47,380
	FOOD	1.26%
2,300	B&G Foods, Inc.		47,426
1,900	Chiquita Brands International, Inc. *		24,738
1,200	Nash Finch Co.		42,972
4,600	Smart Balance, Inc. *		23,828
1,400	Spartan Stores, Inc.		27,342
			166,306
	FOREST PRODUCTS & PAPER	0.85%
2,100	Buckeye Technologies, Inc.		56,658
1,300	KapStone Paper and Packaging Corp. *		21,541
4,000	Verso Paper Corp. *		10,720
3,400	Wausau Paper Corp.		22,916
			111,835
	GAS	0.15%
500	Chesapeake Utilities Corp.		20,015

	HEALTHCARE - PRODUCTS	3.73%
5,000	CardioNet, Inc. *		26,550
2,000	Insulet Corp. *		44,340
2,500	Kensey Nash Corp. *		63,075
1,900	LeMaitre Vascular, Inc.		13,433
4,300	Natus Medical, Inc. *		65,145

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Number of Shares			Value
	HEALTHCARE - PRODUCTS (continued)
2,000	Orthofix International N.V. * †		$84,940
9,100	Solta Medical, Inc. *		25,116
1,300	SonoSite, Inc. *		45,721
3,900	Spectranetics Corp. *		24,258
3,300	Stereotaxis, Inc. *		11,583
3,700	Syneron Medical Ltd. * †		44,881
3,400	Vascular Solutions, Inc. *		42,160
			491,202
	HEALTHCARE - SERVICES	1.71%
1,400	Almost Family, Inc. *		38,360
700	American Dental Partners, Inc. *		9,072
900	Gentiva Health Services, Inc. *		18,747
2,300	LHC Group, Inc. *		53,038
6,000	Metropolitan Health Networks, Inc. *		28,740
2,400	Skilled Healthcare Group, Inc. - Class A *		22,704
2,200	U.S. Physical Therapy, Inc.		54,406
			225,067
	HOME BUILDERS	0.17%
6,800	Standard Pacific Corp. *		22,780

	HOME FURNISHINGS	0.11%
3,600	Furniture Brands International, Inc. *		14,904

	HOUSEHOLD PRODUCTS/WARES	0.63%
1,700	Helen of Troy Ltd. * †		58,701
3,100	Kid Brands, Inc. *		15,996
600	Prestige Brands Holdings, Inc. *		7,704
			82,401
	INSURANCE	3.51%
4,800	American Equity Investment Life Holding Co.		61,008
3,400	AMERISAFE, Inc. *		76,908
2,700	Amtrust Financial Services, Inc.		61,506
1,900	eHealth, Inc. *		25,384
1,519	Life Partners Holdings, Inc.		5,224
12,900	Maiden Holdings Ltd. †		117,390

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Number of Shares			Value
	INSURANCE (continued)
8,800	Meadowbrook Insurance Group, Inc.		$87,208
1,300	SeaBright Holdings, Inc.		12,870
608	Tower Group, Inc.		14,483
			461,981
	INTERNET	3.28%
7,700	1-800-Flowers.com, Inc. - Class A *		23,870
4,300	Bidz.com, Inc. *		4,257
900	Dice Holdings, Inc. *		12,168
1,000	ePlus, Inc. *		26,440
2,600	Global Sources Ltd. * †		23,894
2,000	HealthStream, Inc. *		26,540
2,700	Infospace, Inc. *		24,624
2,400	ICG Group, Inc. *		29,352
2,000	KIT Digital, Inc. *		23,880
1,300	Liquidity Services, Inc. *		30,693
3,200	Orbitz Worldwide, Inc. *		7,968
3,800	PC-Tel, Inc. *		24,624
2,000	Perficient, Inc. *		20,520
1,800	S1 Corp. *		13,464
1,100	Stamps.com, Inc.		14,674
6,610	TeleCommunication Systems, Inc. - Class A *		31,926
1,700	TheStreet, Inc.		5,219
700	Travelzoo, Inc. *		45,248
3,500	Web.com Group, Inc. *		43,120
			432,481
	INVESTMENT MANAGEMENT COMPANIES	0.95%
3,000	Arlington Asset Investment Corp. - Class A		94,170
2,800	PennantPark Investment Corp.		31,388
			125,558
	IRON/STEEL	0.43%
1,200	Universal Stainless & Alloy *		56,112

	LODGING	0.47%
12,000	Century Casinos, Inc. *		33,360

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Number of Shares			Value
	LODGING (continued)
9,400	MTR Gaming Group, Inc. *		$28,482
			61,842
	MACHINERY - DIVERSIFIED	0.88%
2,400	Alamo Group, Inc.		56,880
2,400	Intevac, Inc. *		24,504
3,453	Tecumseh Products Co. - Class B *		34,288
			115,672
	MEDIA	0.98%
2,000	DG FastChannel, Inc. *		64,100
2,600	Dolan Co. *		22,022
1,600	Knology, Inc. *		23,760
3,300	McClatchy Co. - Class A *		9,273
7,300	New Frontier Media, Inc. *		10,074
			129,229
	METAL FABRICATE/HARDWARE	0.48%
2,100	AM Castle & Co. *		34,881
1,100	Northwest Pipe Co. *		28,666
			63,547
	MINING	0.46%
600	Kaiser Aluminum Corp.		32,772
6,700	North American Palladium Ltd. * †		27,470
			60,242
	MISCELLANEOUS MANUFACTURING	1.72%
300	AZZ, Inc.		13,740
600	Ceradyne, Inc. *		23,394
1,200	FreightCar America, Inc. *		30,408
7,800	GP Strategies Corp. *		106,548
3,000	Lydall, Inc. *		35,880
1,200	Synalloy Corp.		16,284
			226,254
	OIL & GAS	4.41%
1,500	ATP Oil & Gas Corp. *		22,965

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Number of Shares			Value
	OIL & GAS (continued)
7,100	BPZ Resources, Inc. *		$23,288
4,500	Callon Petroleum Co. *		31,590
6,700	Crimson Exploration, Inc. *		23,785
1,500	FX Energy, Inc. *		13,170
16,310	Gastar Exploration Ltd. * †		55,943
5,700	GMX Resources, Inc. *		25,365
2,700	Goodrich Petroleum Corp. *		49,707
3,500	Hercules Offshore, Inc. *		19,285
1,700	Kodiak Oil & Gas Corp. * †		9,809
7,500	Magnum Hunter Resources Corp. *		50,700
7,500	Petroquest Energy, Inc. *		52,650
4,000	Pioneer Drilling Co. *		60,960
3,400	Resolute Energy Corp. *		54,944
4,200	Rex Energy Corp. *		43,134
7,200	Vaalco Energy, Inc. *		43,344
			580,639
	OIL & GAS SERVICES	2.08%
900	Dawson Geophysical Co. *		30,735
900	Gulf Island Fabrication, Inc.		29,052
5,900	Matrix Service Co. *		78,942
1,300	Mitcham Industries, Inc. *		22,490
800	OYO Geospace Corp. *		80,000
1,000	Tesco Corp. * †		19,410
1,500	Willbros Group, Inc. *		12,810
			273,439
	PHARMACEUTICALS	5.69%
21,100	Adolor Corp. *		41,989
2,800	Ardea Biosciences, Inc. *		71,288
7,100	Array Biopharma, Inc. *		15,904
9,200	AVANIR Pharmaceuticals, Inc. *		30,912
12,000	Cyclacel Pharmaceuticals, Inc. *		16,200
16,100	Dyax Corp. *		31,878
600	Hi-Tech Pharmacal Co., Inc. *		17,358
1,200	ISTA Pharmaceuticals, Inc. *		9,174
7,400	Keryx Biopharmaceuticals, Inc. *		35,002
1,500	MAP Pharmaceuticals, Inc. *		23,955

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Number of Shares			Value
	PHARMACEUTICALS (continued)
10,700	Myrexis, Inc. *		$38,306
2,500	Obagi Medical Products, Inc. *		23,575
2,600	Omega Protein Corp. *		35,880
3,000	Pharmacyclics, Inc. *		31,320
4,700	Rigel Pharmaceuticals, Inc. *		43,099
11,500	Santarus, Inc. *		38,755
8,000	Sciclone Pharmaceuticals, Inc. *		48,320
6,300	Spectrum Pharmaceuticals, Inc. *		58,369
19,550	Sucampo Pharmaceuticals, Inc. - Class A *		80,155
2,723	Targacept, Inc. *		57,374
			748,813
	REAL ESTATE INVESTMENT TRUSTS	4.03%
5,800	Anworth Mortgage Asset Corp.		43,558
1,000	Apollo Commercial Real Estate Finance, Inc.		16,120
6,500	Arbor Realty Trust, Inc. *		30,420
5,100	CapLease, Inc.		25,041
7,200	Capstead Mortgage Corp.		96,480
900	Chatham Lodging Trust		14,499
1,200	Colony Financial, Inc.		21,684
8,500	Cypress Sharpridge Investments, Inc.		108,885
2,600	FelCor Lodging Trust, Inc. *		13,858
4,000	Newcastle Investment Corp.		23,120
2,900	NorthStar Realty Finance Corp.		11,687
4,700	Resource Capital Corp.		29,704
8,900	Two Harbors Investment Corp.		95,675
			530,731
	REAL ESTATE MANAGEMENT	0.64%
26,300	Thomas Properties Group, Inc. *		84,423

	RETAIL	2.68%
4,000	America's Car-Mart, Inc. *		132,000
120	Biglari Holdings, Inc. *		46,926
1,400	Carrols Restaurant Group, Inc. *		14,616
1,200	Destination Maternity Corp.		23,976
1,400	Fuqi International, Inc. *		5,432
3,000	PC Connection, Inc. *		24,840
2,800	Shoe Carnival, Inc. *		84,420

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Number of Shares			Value
	RETAIL (continued)
2,100	Stein Mart, Inc.		$20,244
			352,454
	SAVINGS & LOANS	2.78%
1,100	BankFinancial Corp.		9,317
2,500	BofI Holding, Inc. *		36,025
1,400	First Defiance Financial Corp. *		20,566
2,400	First Financial Holdings, Inc.		21,528
1,600	First Pactrust Bancorp, Inc.		23,776
5,800	First Place Financial Corp. *		6,670
3,300	Flushing Financial Corp.		42,900
2,750	HopFed Bancorp, Inc.		21,753
1,900	Indiana Community Bancorp		33,003
900	MutualFirst Financial, Inc.		8,208
1,900	NASB Financial, Inc. *		19,817
4,200	Pacific Premier Bancorp, Inc. *		26,880
7,200	Provident Financial Holdings, Inc.		57,096
1,400	Rockville Financial, Inc.		13,860
700	Teche Holding Co.		24,374
			365,773
	SEMICONDUCTORS	5.81%
1,500	Amtech Systems, Inc. *		30,960
7,000	Anadigics, Inc. *		22,470
1,600	ATMI, Inc. *		32,688
4,600	AXT, Inc. *		39,008
1,500	Ceva, Inc. *		45,690
3,400	Cohu, Inc.		44,574
1,800	DSP Group, Inc. *		15,660
5,500	Emcore Corp. *		15,070
5,600	Entropic Communications, Inc. *		49,784
5,200	Exar Corp. *		32,916
3,600	GSI Technology, Inc. *		25,920
9,000	Ikanos Communications, Inc. *		11,070
4,081	Integrated Silicon Solution, Inc. *		39,463
2,700	IXYS Corp. *		40,446
6,900	Kulicke & Soffa Industries, Inc. *		76,866
4,000	Lattice Semiconductor Corp. *		26,080
2,000	Nanometrics, Inc. *		37,980

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Number of Shares			Value
	SEMICONDUCTORS (continued)
3,400	O2Micro International Ltd. ADR * †		$22,100
1,500	Pericom Semiconductor Corp. *		13,410
3,800	Photronics, Inc. *		32,186
4,000	Rudolph Technologies, Inc. *		42,840
2,900	Sigma Designs, Inc. *		22,156
1,500	Ultratech, Inc. *		45,570
			764,907
	SOFTWARE	4.07%
5,700	Actuate Corp. *		33,345
2,850	Bottomline Technologies, Inc. *		70,424
2,200	China TransInfo Technology Corp. *		8,140
12,800	Descartes Systems Group, Inc. * †		91,776
2,900	Digi International, Inc. *		37,700
700	Ebix, Inc. *		13,335
1,800	Evolving Systems, Inc.		12,870
1,200	Interactive Intelligence Group, Inc. *		42,060
3,300	Medidata Solutions, Inc. *		78,771
1,100	Opnet Technologies, Inc.		45,034
2,000	RightNow Technologies, Inc. *		64,800
800	Schawk, Inc.		13,248
5,700	Smith Micro Software, Inc. *		23,997
			535,500
	TELECOMMUNICATIONS	3.72%
2,400	Alliance Fiber Optic Products, Inc. *		20,304
3,100	Anaren, Inc. *		65,875
4,400	China Information Technology, Inc. *		9,152
700	Communications Systems, Inc.		12,551
900	Consolidated Communications Holdings, Inc.		17,496
4,800	Extreme Networks *		15,552
2,400	Globecomm Systems, Inc. *		37,344
2,100	HickoryTech Corp.		24,948
1,500	KVH Industries, Inc. *		15,945
2,300	Novatel Wireless, Inc. *		12,604
3,300	Oplink Communications, Inc. *		61,479
8,400	Opnext, Inc. *		19,152
400	Preformed Line Products Co.		28,472

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Number of Shares			Value
	TELECOMMUNICATIONS (continued)
4,427	Symmetricom, Inc. *		$25,809
1,200	TeleNav, Inc. *		21,276
9,600	UniTek Global Services, Inc. *		75,936
5,800	Vonage Holdings Corp. *		25,578
			489,473
	TOYS/GAMES/HOBBIES	0.30%
900	JAKKS Pacific, Inc. *		16,569
5,600	Leapfrog Enterprises, Inc. *		23,632
			40,201
	TRANSPORTATION	1.39%
3,500	Air Transport Services Group, Inc. *		23,975
800	CAI International, Inc. *		16,528
25,500	Express-1 Expedited Solutions, Inc. *		79,305
3,400	Pacer International, Inc. *		16,048
1,300	PAM Transportation Services, Inc. *		12,831
4,226	Paragon Shipping, Inc. - Class A †		8,579
12,674	Star Bulk Carriers Corp. †		26,235
			183,501
	TRUCKING & LEASING	0.22%
1,500	Greenbrier Cos., Inc. *		29,640

	WATER	0.08%
1,100	Consolidated Water Co., Ltd. †		10,219

	TOTAL COMMON STOCK (Cost $11,092,860)		12,929,857

	EXCHANGE-TRADED FUNDS	1.39%
2,495	iShares Russell 2000 Value Index Fund		183,158

	TOTAL EXCHANGE-TRADED FUNDS (Cost $174,712)		183,158

	MONEY MARKET FUNDS	0.52%
67,861	Federated Prime Obligations Fund		67,861

	TOTAL MONEY MARKET FUNDS (Cost $67,861)		67,861

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

TOTAL INVESTMENTS (Cost $11,335,433)	100.11%	$13,180,876
Liabilities less Other Assets	(0.11)%	(13,968)
NET ASSETS	100.00%	$13,166,908

* Non-income producing security.
# Security valued at fair value as determined in good faith by Ziegler Lotsoff Capital Management, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund's Board of Trustees.
† Foreign security denominated in U.S. dollars and traded on a U.S. exchange.
ADR -American Depository Receipt

See Notes to Schedule of Investments.

Lotsoff Capital Management Investment Trust
Notes to Schedule of Investments
June 30, 2011
(Unaudited)

1. Organization

Lotsoff Capital Management Investment Trust (the “Trust”) was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust consists of the Micro Cap Fund (the “Fund”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a)  Investment Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively, “Nasdaq-traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the current bid and ask prices from the exchange the security is primarily traded on. Short-term investments are stated at amortized cost, which approximates fair value.  If amortized cost does not approximate fair value, short term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –
quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement at Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category and economic sector as of June 30, 2011:

Sector	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,339,505	$9,768	$-	$1,349,273
Consumer Staples	305,602	-	-	305,602
Energy	854,078	-	-	854,078
Financials	2,906,290	-	-	2,906,290
Health Care	2,435,019	-	-	2,435,019
Industrials	1,489,922	-	-	1,489,922
Information Technology	2,957,887	-	-	2,957,887
Materials	533,530	-	-	533,530
Telecommunication Services	68,022	-	-	68,022
Utilities	30,234	-	-	30,234
Exchange-Traded Funds	183,158	-	-	183,158
Money Market Funds	67,861	-	-	67,861
Total	$13,171,108	$9,768	$-	$13,180,876

At June 30, 2011 the Level 2 security halted trading and was fair valued by the Advisor. This security will be categorized as Level 2 until the security resumes active trading and otherwise meets the necessary requirements to be categorized as Level 1. There were no other significant transfers between levels.

(b)  Securities Lending – The Fund may engage in securities lending. The loans are secured by collateral in an amount equal to at least 102% of the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts on the loaned securities while receiving interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations in the Annual and Semi-Annual Reports. The collateral for the securities on loan is recognized in the Statements of Assets and Liabilities in the Annual and Semi-Annual Reports. The cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in short-term securities. Loans are subject to termination at the option of the borrower of the security. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

As of and for the quarter ended June 30, 2011, there were no securities on loan by the Fund.

(c)  Federal Income Taxes – The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d)  Distributions to Shareholders – The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, if any, will be distributed to shareholders at least annually. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e)  Other – The Trust records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(f)  Indemnifications – In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3. Federal Income Tax Information

At June 30, 2011, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$11,681,946

Gross Unrealized Appreciation	$2,862,957
Gross Unrealized Depreciation	$(1,364,027)

Net Unrealized Appreciation/(Depreciation) on Investments	$1,498,930

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

In July 2006, FASB issued, "Accounting for Uncertainty in Income Taxes". Accounting for Uncertainty in Income Taxes addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund's assertion that its income is exempt from tax) will be sustained upon examination. The Fund adopted Accounting for Uncertainty in Income Taxes in fiscal 2008. The Fund had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of June 30, 2011. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in 2010. At June 30, 2011, the fiscal years 2007 through 2011 remain open to examination in the Fund's major tax jurisdictions.

4. Subsequent Events

On August 1, 2011, the Board of Trustees of the Trust approved changing the name of the Trust to Ziegler Lotsoff Capital Management Investment Trust, following the acquisition of Lotsoff Capital Management by Ziegler Capital Management LLC, and the name of the Fund to the Ziegler Lotsoff Capital Management Micro Cap Fund following shareholder approval of a new investment advisory agreement with Ziegler Lotsoff Capital Management LLC.

Item 2.  Controls and Procedures

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lotsoff Capital Management Investment Trust

By:      /s/ Joseph  N. Pappo
Joseph N. Pappo
President

Date:   August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Joseph  N. Pappo
Joseph N. Pappo
President

Date:   August 26, 2011

By:      /s/ Margaret M. Baer
Margaret M. Baer
Secretary and Treasurer

Date:   August 26, 2011